Related Parties	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Related Parties

NOTE 18. RELATED PARTIES

In September 2018, the Company signed an agreement issuing 850,629 of a new class of investor units (Investor Units III-D) to Humana in exchange for $50,000. The balance related to Humana represented $55,084 of the redeemable investor units’ balance at December 31, 2019, which included accumulated preferred dividends in addition to Humana’s invested capital.

Revenues

The Company also has capitated managed care contracts with Humana. Total capitated revenues related to the Humana payor contracts were $92,271 and $77,358 for the three-months ended September 30, 2020 and 2019, respectively, and $286,125 and $226,771 for the nine-months ended September 30, 2020 and 2019, respectively. Receivables from Humana represented $22,093 and $49,647 of the capitated accounts receivable balance at September 30, 2020 and December 31, 2019, respectively. Within the Company’s other patient services revenue, revenues from Humana are included in both fee-for-service revenue and care coordination revenue. The Company had recognized $38 and $93 in other patient service revenue in the three-months ended September 30, 2020 and 2019, respectively, and $222 and $517 in other patient service revenue in the nine-months ended September 30, 2020 and 2019, respectively, related to the fee-for-service revenues. The Company had recognized $820 and $581 in other patient service revenue in the three-months ended September 30, 2020 and 2019, respectively, and $2,227 and $1,726 in other patient service revenue in the nine-months ended September 30, 2020 and 2019, respectively related to the Care Coordination arrangements. Receivables from Humana represented $22 and $66 of the other accounts receivable balance at September 30, 2020 and December 31, 2019, respectively, which is all related to fee-for-service arrangements. The unearned portion of the Care Coordination Payments was recorded in both the short term and long-term other liabilities accounts. The liability related to Humana Care Coordination Payments represented $3,385 and $2,540 of the other current liabilities and $9,134 and $4,705 of the other long-term liabilities’ balances at September 30, 2020 and December 31, 2019, respectively.

Expenses

Total medical claims expenses related to the Humana payor contracts were $62,152 and $54,998 in the three-months ended September 30, 2020 and 2019, respectively, and $185,970 and $154,370 in the nine-months ended September 30, 2020 and 2019, respectively. Unpaid claims related to Humana capitated contracts represented $60,103 and $58,916 of the liability for unpaid claims balance at September 30, 2020 and December 31, 2019, respectively.

The Humana Alliance Provision contains an arrangement for a license fee that is payable by the Company to Humana for the Company’s provision of health care services in certain centers owned or leased by Humana. The license fee is a reimbursement to Humana for its costs of owning or leasing and maintaining the centers, including rental payments, center maintenance or repair expenses, equipment expenses, special assessments, cost of upgrades, taxes, leasehold improvements, and other expenses identified by Humana. The total license fees paid to Humana during the three-months ended September 30, 2020 and 2019 were $671 and $557 respectively, and the nine-months ended September 30, 2020 and 2019 were $2,013 and $1,455, respectively, and are included in cost of care expenses in the consolidated statement of operations. The liability for the Humana license fee represented $4,227 and $2,753 of the other current liabilities balance at September 30, 2020 and December 31, 2019, respectively.

The Company has entered into certain lease arrangements with Humana, which accounted for approximately $847 and $311 of the total operating lease rental payments within the cost of care line item for the three-months ended September 30, 2020 and 2019, respectively, and $1,910 and $907 for the nine-months ended September 30, 2020 and 2019, respectively. The deferred rent liability related to Humana leases represented $748 and $1,034 at September 30, 2020 and December 31, 2019, respectively.